Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
Supplemental disclosure of cash flow information:
Interest paid	$10.4	$6.0	$2.0
Income taxes paid	$3.5	$0.8	$12.8
Supplemental disclosure of non-cash transactions:
Non-cash capital expenditures	$1.8	$1.7	$5.3
Issuance of Nichols Promissory Note — Note 4	$—	$6.7	$—
Capital leases acquired	$0.3	$—	$—